LOANS PAYABLE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Balance	$ 0
Proceeds	62,615
Interest accretion	2,666
Repayments	(1,487)
Foreign exchange	624
Balance	64,418
Sprott Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance	0
Proceeds	52,933
Interest accretion	2,474
Repayments	(1,487)
Foreign exchange	341
Balance	54,261
SSR VTB Note [Member]
Disclosure of detailed information about borrowings [line items]
Balance	0
Proceeds	9,682
Interest accretion	192
Repayments	0
Foreign exchange	283
Balance	$ 10,157